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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

Voya Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth Opportunities Fund

Voya Large Cap Value Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

The schedules are not audited.

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 18.9%
10,136	@	Amazon.com, Inc.	$3,436,509	2.7
2,055		Chipotle Mexican Grill, Inc.	1,394,626	1.1
56,758		Comcast Corp. – Class A	3,106,365	2.5
64,913		Hilton Worldwide Holdings, Inc.	1,643,597	1.3
39,960		Home Depot, Inc.	3,736,260	2.9
20,684		Macy's, Inc.	1,288,406	1.0
17,360		Nike, Inc.	1,363,628	1.1
1,792	@	Priceline.com, Inc.	2,229,804	1.8
17,442		Starbucks Corp.	1,357,162	1.1
15,590	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,517,063	1.2
31,367		Walt Disney Co.	2,819,266	2.2
			23,892,686	18.9

		Consumer Staples: 9.9%
19,121		Costco Wholesale Corp.	2,315,171	1.8
34,701		CVS Caremark Corp.	2,756,994	2.2
29,106		Estee Lauder Cos., Inc.	2,236,214	1.8
16,899		Kimberly-Clark Corp.	1,825,092	1.5
35,872		PepsiCo, Inc.	3,317,801	2.6
			12,451,272	9.9

		Energy: 5.6%
15,641		Anadarko Petroleum Corp.	1,762,584	1.4
18,456	@	Cameron International Corp.	1,371,835	1.1
14,804		EOG Resources, Inc.	1,626,664	1.3
33,245		Halliburton Co.	2,247,694	1.8
			7,008,777	5.6

		Financials: 5.3%
15,662		Ameriprise Financial, Inc.	1,969,653	1.6
10,767	@	Aon PLC	938,452	0.7
6,447		Blackrock, Inc.	2,130,927	1.7
18,962		Prudential Financial, Inc.	1,700,891	1.3
			6,739,923	5.3

		Health Care: 15.1%
43,926		AbbVie, Inc.	2,428,229	1.9
8,689	@	Actavis PLC	1,972,229	1.6
7,861	@	Alexion Pharmaceuticals, Inc.	1,330,789	1.1
12,065		Allergan, Inc.	1,974,799	1.6
10,196		Amgen, Inc.	1,421,119	1.1
28,693		Bristol-Myers Squibb Co.	1,453,300	1.1
16,923		Celgene Corp.	1,608,023	1.3
24,077	@	Gilead Sciences, Inc.	2,590,204	2.1
13,921		McKesson Corp.	2,715,013	2.1
22,627		St. Jude Medical, Inc.	1,484,105	1.2
			18,977,810	15.1

		Industrials: 10.0%
24,734		Ametek, Inc.	1,309,418	1.0
13,905		Boeing Co.	1,763,154	1.4
24,992		Danaher Corp.	1,914,637	1.5
40,437		Delta Airlines, Inc.	1,600,496	1.3
23,381	@	Ingersoll-Rand PLC - Class A	1,407,536	1.1
8,661	@	Pentair PLC	589,554	0.5
10,405		Roper Industries, Inc.	1,566,577	1.2
23,580		Union Pacific Corp.	2,482,267	2.0
			12,633,639	10.0

		Information Technology: 29.0%
71,711		Apple, Inc.	7,350,377	5.8
17,399	@	Check Point Software Technologies	1,235,677	1.0
37,443		Cognizant Technology Solutions Corp.	1,712,268	1.4
25,396	@	Electronic Arts, Inc.	960,985	0.8
30,634		Facebook, Inc.	2,292,036	1.8
3,647		Google, Inc.	2,084,625	1.6
4,481		Google, Inc. – Class A	2,609,555	2.1
25,843		Intuit, Inc.	2,149,621	1.7
29,940		Mastercard, Inc.	2,269,751	1.8
101,442		Microsoft Corp.	4,608,510	3.6
66,254		Oracle Corp.	2,751,529	2.2
38,246		Qualcomm, Inc.	2,910,521	2.3
9,301		Visa, Inc.	1,976,649	1.6
17,019		VMware, Inc.	1,677,733	1.3
			36,589,837	29.0

		Materials: 3.9%
18,037	@	Crown Holdings, Inc.	870,646	0.7
24,691	@	LyondellBasell Industries NV - Class A	2,823,416	2.2
18,728		Packaging Corp. of America	1,273,317	1.0
			4,967,379	3.9

	Total Common Stock
	(Cost $97,300,725)		123,261,323	97.7

SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
1,872,505		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $1,872,505)	1,872,505	1.5

	Total Short-Term Investments
	(Cost $1,872,505)		1,872,505	1.5

	Total Investments in Securities (Cost $99,173,230)		$125,133,828	99.2
	Assets in Excess of Other Liabilities		946,253	0.8
	Net Assets		$126,080,081	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.

Voya Growth Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

@	Non-income producing security

Cost for federal income tax purposes is $99,418,624.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,505,166
Gross Unrealized Depreciation	(789,962)

Net Unrealized Appreciation	$25,715,204

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$123,261,323	$–	$–	$123,261,323
Short-Term Investments	1,872,505	–	–	1,872,505
Total Investments, at fair value	$125,133,828	$–	$–	$125,133,828

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 5.9%
137,090		Brinker International, Inc.	$6,703,701	0.8
149,096		Comcast Corp. – Class A	8,160,024	0.9
92,800	@	Delphi Automotive PLC	6,457,024	0.8
129,234		Home Depot, Inc.	12,083,379	1.4
139,829		Macy's, Inc.	8,709,949	1.0
104,408		Nike, Inc.	8,201,248	1.0
			50,315,325	5.9

		Consumer Staples: 8.3%
252,912		Altria Group, Inc.	10,895,449	1.3
349,500		ConAgra Foods, Inc.	11,253,900	1.3
192,954		CVS Caremark Corp.	15,330,195	1.8
116,741		Kimberly-Clark Corp.	12,608,028	1.5
221,994		Kraft Foods Group, Inc.	13,075,447	1.5
104,695		Molson Coors Brewing Co.	7,742,195	0.9
			70,905,214	8.3

		Energy: 13.0%
103,023		Anadarko Petroleum Corp.	11,609,662	1.3
105,490		ConocoPhillips	8,567,898	1.0
214,924		ExxonMobil Corp.	21,376,341	2.5
97,973		Halliburton Co.	6,623,954	0.8
109,271		Hess Corp.	11,047,298	1.3
255,634	@	Noble Corp. PLC	7,275,344	0.8
170,182		Occidental Petroleum Corp.	17,652,979	2.1
208,894		Royal Dutch Shell PLC - Class A ADR	16,914,147	2.0
154,968	@	Total S.A. ADR	10,221,689	1.2
			111,289,312	13.0

		Financials: 25.0%
267,625		AllianceBernstein Holding LP	7,402,507	0.9
87,545		Ameriprise Financial, Inc.	11,009,659	1.3
184,889		Arthur J. Gallagher & Co.	8,732,307	1.0
397,505		Blackstone Group LP	13,328,343	1.5
215,599		Discover Financial Services	13,446,910	1.6
163,441		Extra Space Storage, Inc.	8,613,341	1.0
394,894		Fifth Third Bancorp.	8,057,812	0.9
204,034		Gaming and Leisure Properties, Inc.	6,794,332	0.8
307,196		Invesco Ltd.	12,545,885	1.5
651,400		JPMorgan Chase & Co.	38,725,730	4.5
169,823		Lincoln National Corp.	9,347,058	1.1
152,356		Prudential Financial, Inc.	13,666,333	1.6
765,771		Regions Financial Corp.	7,772,576	0.9
283,296		Starwood Property Trust, Inc.	6,756,609	0.8
245,188		Weingarten Realty Investors	8,390,333	1.0
539,811		Wells Fargo & Co.	27,767,878	3.2
340,049	@	XL Group PLC	11,622,875	1.4
			213,980,488	25.0

		Health Care: 14.5%
309,347		Abbott Laboratories	13,066,817	1.5
160,500		AbbVie, Inc.	8,872,440	1.0
177,155		Bristol-Myers Squibb Co.	8,972,901	1.1
128,993		Cardinal Health, Inc.	9,506,784	1.1
200,210		Medtronic, Inc.	12,783,408	1.5
413,598		Merck & Co., Inc.	24,861,376	2.9
968,768		Pfizer, Inc.	28,472,092	3.3
203,680		UnitedHealth Group, Inc.	17,654,982	2.1
			124,190,800	14.5

		Industrials: 10.2%
95,783		Boeing Co.	12,145,284	1.4
164,181		Caterpillar, Inc.	17,907,222	2.1
90,623		General Dynamics Corp.	11,169,285	1.3
785,615		General Electric Co.	20,410,278	2.4
69,279		Hubbell, Inc.	8,375,831	1.0
44,672		TransDigm Group, Inc.	8,397,889	1.0
84,651		Union Pacific Corp.	8,911,211	1.0
			87,317,000	10.2

		Information Technology: 9.7%
180,285		Apple, Inc.	18,479,212	2.2
760,330		Cisco Systems, Inc.	19,000,647	2.2
178,253		Microchip Technology, Inc.	8,704,094	1.0
514,263		Microsoft Corp.	23,362,968	2.7
108,613	@	TE Connectivity Ltd.	6,807,863	0.8
515,880		Xerox Corp.	7,124,303	0.8
			83,479,087	9.7

		Materials: 3.7%
1,989,971		Fortescue Metals Group Ltd.	7,773,150	0.9
356,974		Freeport-McMoRan, Inc.	12,983,144	1.5
484,263		Steel Dynamics, Inc.	11,254,272	1.3
			32,010,566	3.7

		Telecommunication Services: 1.6%
341,237		CenturyTel, Inc.	13,987,305	1.6

		Utilities: 6.5%
588,631		CenterPoint Energy, Inc.	14,621,594	1.7
187,452		DTE Energy Co.	14,668,119	1.7
170,310		Entergy Corp.	13,183,697	1.6
162,000	@,L,X	Mirant Corp.	–	–

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
227,740	Pinnacle West Capital Corp.	$12,969,793	1.5
		55,443,203	6.5

	Total Common Stock
	(Cost $706,756,551)	842,918,300	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.0%
99	JPMorgan Securities LLC, Repurchase Agreement dated 08/29/14, 0.04%, due 09/02/14 (Repurchase Amount $99, collateralized by various U.S. Government Agency Obligations, 0.125%-3.875%, Market Value plus accrued interest $100.98, due 01/15/15-02/15/40)
	(Cost $99)	99	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
12,715,923	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $12,715,923)	12,715,923	1.5

	Total Short-Term Investments
	(Cost $12,716,022)	12,716,022	1.5

	Total Investments in Securities (Cost $719,472,573)	$855,634,322	99.9
	Assets in Excess of Other Liabilities	914,625	0.1
	Net Assets	$856,548,947	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $720,567,054.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$140,701,913
Gross Unrealized Depreciation	(5,634,645)

Net Unrealized Appreciation	$135,067,268

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$50,315,325	$–	$–	$50,315,325
Consumer Staples	70,905,214	–	–	70,905,214
Energy	111,289,312	–	–	111,289,312
Financials	213,980,488	–	–	213,980,488
Health Care	124,190,800	–	–	124,190,800
Industrials	87,317,000	–	–	87,317,000
Information Technology	83,479,087	–	–	83,479,087
Materials	24,237,416	7,773,150	–	32,010,566
Telecommunication Services	13,987,305	–	–	13,987,305
Utilities	55,443,203	–	–	55,443,203
Total Common Stock	835,145,150	7,773,150	–	842,918,300
Short-Term Investments	12,715,923	99	–	12,716,022
Total Investments, at fair value	$847,861,073	$7,773,249	$–	$855,634,322

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 23.3%
480,102		Brinker International, Inc.	$23,476,988	1.6
52,367		Chipotle Mexican Grill, Inc.	35,538,865	2.4
213,294	@	Delphi Automotive PLC	14,840,997	1.0
166,351		Discovery Communications, Inc. - Class A	7,272,866	0.5
432,102		Discovery Communications, Inc. - Class C	18,567,423	1.2
288,933		Foot Locker, Inc.	16,212,031	1.1
454,208		Gap, Inc.	20,961,699	1.4
642,003		Hilton Worldwide Holdings, Inc.	16,255,516	1.1
435,235	@	Jarden Corp.	26,022,701	1.7
423,688		Macy's, Inc.	26,391,525	1.8
308,031		Marriott International, Inc.	21,377,351	1.4
253,513		Michael Kors Holdings Ltd.	20,311,462	1.4
436,845		Newell Rubbermaid, Inc.	14,643,044	1.0
170,085		Scripps Networks Interactive - Class A	13,557,475	0.9
634,317	@	Starz	19,847,779	1.3
252,808	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,600,746	1.7
415,185		VF Corp.	26,621,662	1.8
			346,500,130	23.3

		Consumer Staples: 8.9%
170,758		Hain Celestial Group, Inc.	16,795,757	1.1
232,824		Hershey Co.	21,284,770	1.4
257,422		Mead Johnson Nutrition Co.	24,609,543	1.7
262,527		Molson Coors Brewing Co.	19,413,872	1.3
249,566	@	Monster Beverage Corp.	22,064,130	1.5
1,759,881	@	Rite Aid Corp.	10,946,460	0.8
534,378	@	Sprouts Farmers Market, Inc.	16,533,655	1.1
			131,648,187	8.9

		Energy: 6.4%
189,076		Cabot Oil & Gas Corp.	6,341,609	0.4
315,677	@	Cameron International Corp.	23,464,271	1.6
148,375		EQT Corp.	14,698,027	1.0
102,050		Helmerich & Payne, Inc.	10,720,353	0.7
246,613		Noble Energy, Inc.	17,790,662	1.2
244,904		Oasis Petroleum, Inc.	12,046,828	0.8
111,144		SM Energy Co.	9,896,262	0.7
			94,958,012	6.4

		Financials: 8.9%
119,035	@	Affiliated Managers Group, Inc.	25,134,240	1.7

181,734		Ameriprise Financial, Inc.	22,854,868	1.5
160,309	@	Aon PLC	13,972,532	1.0
463,695		Arthur J. Gallagher & Co.	21,900,315	1.5
243,564		Corrections Corp. of America	8,680,621	0.6
259,981		Extra Space Storage, Inc.	13,700,999	0.9
185,958		Lincoln National Corp.	10,235,128	0.7
210,827		SEI Investments Co.	7,989,289	0.5
65,240	@	SVB Financial Group	7,262,517	0.5
			131,730,509	8.9

		Health Care: 11.9%
257,499		Agilent Technologies, Inc.	14,718,643	1.0
187,297		Covance, Inc.	15,526,921	1.0
287,128		DexCom, Inc.	12,691,058	0.9
170,625	@	Henry Schein, Inc.	20,422,106	1.4
58,273	@	Illumina, Inc.	10,451,845	0.7
500,930	@	Mylan Laboratories	24,345,198	1.6
71,432	@	Perrigo Co. PLC	10,624,796	0.7
359,245		Premier, Inc.	11,344,957	0.8
391,419		St. Jude Medical, Inc.	25,673,172	1.7
179,497		Universal Health Services, Inc.	20,541,637	1.4
109,965	@	Vertex Pharmaceuticals, Inc.	10,289,425	0.7
			176,629,758	11.9

		Industrials: 16.6%
559,118		Ametek, Inc.	29,599,707	2.0
247,505		Equifax, Inc.	19,493,494	1.3
349,293	@	Generac Holdings, Inc.	16,249,110	1.1
340,566	@	Ingersoll-Rand PLC - Class A	20,502,073	1.4
242,354		KAR Auction Services, Inc.	7,309,397	0.5
304,955		Nielsen Holdings NV	14,329,835	0.9
341,894		Oshkosh Truck Corp.	16,985,294	1.1
610,317	@	Quanta Services, Inc.	22,178,920	1.5
184,772		Roper Industries, Inc.	27,819,272	1.9
1,100,754		Southwest Airlines Co.	35,235,136	2.4
479,214		Waste Connections, Inc.	23,510,239	1.6
163,019		Wesco International, Inc.	13,691,966	0.9
			246,904,443	16.6

		Information Technology: 17.5%
263,988		Analog Devices, Inc.	13,495,066	0.9
408,465		Broadridge Financial Solutions, Inc. ADR	17,376,101	1.2
302,229		Cavium, Inc.	16,979,225	1.2
209,552	@	Check Point Software Technologies	14,882,383	1.0
400,202	@	Electronic Arts, Inc.	15,143,644	1.0
216,279	@	F5 Networks, Inc.	26,859,689	1.8
244,595	@	Gartner, Inc.	18,244,341	1.2
380,282		Intuit, Inc.	31,631,857	2.1

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
467,358	Microchip Technology, Inc.	$22,821,091	1.5
243,404	Palo Alto Networks, Inc.	20,686,906	1.4
399,696	@ Red Hat, Inc.	24,349,480	1.6
400,059	SolarWinds, Inc.	17,118,525	1.2
502,752	Xilinx, Inc.	21,241,272	1.4
		260,829,580	17.5

	Materials: 3.7%
263,641	@ Crown Holdings, Inc.	12,725,951	0.9
181,068	Eastman Chemical Co.	14,932,678	1.0
357,773	Packaging Corp. of America	24,324,986	1.6
27,633	@ WR Grace & Co.	2,736,496	0.2
		54,720,111	3.7

	Telecommunication Services: 1.4%
195,252	SBA Communications Corp.	21,534,343	1.4

	Total Common Stock
	(Cost $1,270,050,262)	1,465,455,073	98.6

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
13,631,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $13,631,000)	13,631,000	0.9

	Total Short-Term Investments
	(Cost $13,631,000)	13,631,000	0.9

	Total Investments in Securities (Cost $1,283,681,262)	$1,479,086,073	99.5
	Assets in Excess of Other Liabilities	7,874,806	0.5
	Net Assets	$1,486,960,879	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $1,284,555,877.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$209,311,842
Gross Unrealized Depreciation	(14,781,646)
Net Unrealized Appreciation	$194,530,196

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,465,455,073	$–	$–	$1,465,455,073
Short-Term Investments	13,631,000	–	–	13,631,000
Total Investments, at fair value	$1,479,086,073	$–	$–	$1,479,086,073

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 11.6%
16,700		AMC Entertainment Holdings, Inc.	$395,289	0.1
28,800	@	American Axle & Manufacturing Holdings, Inc.	521,280	0.2
3,241	@	ANN, Inc.	134,307	0.1
7,445	@	Ascena Retail Group, Inc.	129,469	0.0
15,700	@	Bed Bath & Beyond, Inc.	1,008,882	0.3
8,400		Brunswick Corp.	361,200	0.1
39,700		Cooper Tire & Rubber Co.	1,223,951	0.4
10,500		Dillard's, Inc.	1,200,360	0.4
32,100		DSW, Inc.	993,174	0.3
27,700		Foot Locker, Inc.	1,554,247	0.5
15,400		GameStop Corp.	649,880	0.2
30,400		Gap, Inc.	1,402,960	0.5
98,900		Goodyear Tire & Rubber Co.	2,568,433	0.8
69,400		Interpublic Group of Cos., Inc.	1,355,382	0.4
9,889	@	Jarden Corp.	591,263	0.2
22,200		Kohl's Corp.	1,305,138	0.4
16,900		Lear Corp.	1,709,097	0.6
43,945		Lennar Corp.	1,721,765	0.6
17,300		Macy's, Inc.	1,077,617	0.3
90,185		Newell Rubbermaid, Inc.	3,023,001	1.0
53,000	@	Norwegian Cruise Line Holdings Ltd.	1,765,430	0.6
9,150		Penske Auto Group, Inc.	438,926	0.1
60,300	@	Performance Sports Group Ltd	1,040,175	0.3
49,500	@	Quebecor, Inc.	1,262,881	0.4
2,400		Rent-A-Center, Inc.	66,864	0.0
397,600		Samsonite International SA	1,372,352	0.4
64,700	L	Smith & Wesson Holding Corp.	716,229	0.2
37,100	@	Starz	1,160,859	0.4
6,787	@	Tenneco, Inc.	434,911	0.1
44,000	@	Toll Brothers, Inc.	1,565,960	0.5
20,100		TRW Automotive Holdings Corp.	1,935,429	0.6
11,900		Whirlpool Corp.	1,820,938	0.6
			36,507,649	11.6

		Consumer Staples: 5.0%
7,900		Cal-Maine Foods, Inc.	624,969	0.2
31,300		ConAgra Foods, Inc.	1,007,860	0.3
41,234		Ebro Foods SA	834,337	0.2
6,400		Energizer Holdings, Inc.	777,728	0.3
46,700		Ingredion, Inc.	3,724,792	1.2
33,600		Kroger Co.	1,712,928	0.6
41,400		Pilgrim's Pride Corp.	1,236,618	0.4
13,900		Sanderson Farms, Inc.	1,297,148	0.4
79,700	@	Supervalu, Inc.	761,135	0.2
371,901		Treasury Wine Estates Ltd.	1,780,159	0.6
29,100		Tyson Foods, Inc.	1,107,546	0.4
10,400	@,L	USANA Health Sciences, Inc.	759,512	0.2
			15,624,732	5.0

		Energy: 7.5%
22,800	@	Atwood Oceanics, Inc.	1,126,548	0.4
114,400		Cobalt International Energy, Inc.	1,756,040	0.6
2,864		Concho Resources, Inc.	406,803	0.1
16,800	L	Diamond Offshore Drilling	738,192	0.2
25,000		Diamondback Energy, Inc.	2,158,750	0.7
40,200	@	Energy XXI Bermuda Ltd.	663,300	0.2
33,200	@	Ensco PLC	1,675,936	0.5
5,275	@	Gulfport Energy Corp.	308,587	0.1
6,500		Helmerich & Payne, Inc.	682,825	0.2
21,000		HollyFrontier Corp.	1,050,630	0.3
23,600		Marathon Oil Corp.	983,884	0.3
17,800		Marathon Petroleum Corp.	1,619,978	0.5
630		MarkWest Energy Partners L.P.	50,230	0.0
33,800		Murphy Oil Corp.	2,111,486	0.7
20,200	@	Newfield Exploration Co.	905,364	0.3
59,300	@	Noble Corp. PLC	1,687,678	0.5
19,766		Paragon Offshore PLC	184,219	0.1
38,400		QEP Resources, Inc.	1,365,888	0.4
5,750		Range Resources Corp.	451,892	0.2
7,200		Superior Energy Services	258,048	0.1
2,844		Tesoro Corp.	184,121	0.1
115,400	@	Trican Well Services Ltd.	1,667,372	0.5
30,300		Valero Energy Corp.	1,640,442	0.5
			23,678,213	7.5

		Financials: 27.5%
26,700		Allstate Corp.	1,641,783	0.5
39,000		American Assets Trust, Inc.	1,366,950	0.4
39,600		American Capital Mortgage Investment Corp.	814,968	0.3
7,496		American Financial Group, Inc.	449,535	0.1
36,543	L	Amtrust Financial Services, Inc.	1,608,988	0.5
119,000		Annaly Capital Management, Inc.	1,416,100	0.5
23,800	@	Argo Group International Holdings Ltd.	1,252,832	0.4
66,200		Ashford Hospitality Trust, Inc.	767,258	0.2
32,800	@	Assured Guaranty Ltd.	792,120	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
22,300	@	Axis Capital Holdings Ltd.	$1,075,306	0.3
47,900		BankUnited, Inc.	1,511,245	0.5
46,800		BB&T Corp.	1,747,044	0.6
57,900		Blackstone Mortgage Trust, Inc.	1,681,995	0.5
81,500		Brandywine Realty Trust	1,305,630	0.4
60,000		CBL & Associates Properties, Inc.	1,140,000	0.4
16,148		CIT Group, Inc.	774,458	0.2
11,000		Columbia Property Trust, Inc.	282,370	0.1
43,100		Comerica, Inc.	2,169,654	0.7
12,600		Discover Financial Services	785,862	0.2
31,600		Equity Commonwealth	849,408	0.3
42,000		Equity Lifestyle Properties, Inc.	1,918,980	0.6
39,300		EverBank Financial Corp.	741,984	0.2
10,000	@	Everest Re Group Ltd.	1,638,400	0.5
35,000		Extra Space Storage, Inc.	1,844,500	0.6
101,003		Fifth Third Bancorp.	2,060,966	0.7
10,567		First Republic Bank	516,726	0.2
63,100	@	Forest City Enterprises, Inc.	1,312,480	0.4
64,300		Franklin Street Properties Corp.	781,245	0.2
61,400	@	Genworth Financial, Inc.	871,266	0.3
31,200		Government Properties Income Trust	749,424	0.2
33,000		Hanover Insurance Group, Inc.	2,093,850	0.7
74,482		Hartford Financial Services Group, Inc.	2,759,558	0.9
37,120		HCC Insurance Holdings, Inc.	1,861,197	0.6
51,000		Hospitality Properties Trust	1,500,930	0.5
183,184		Huntington Bancshares, Inc.	1,803,447	0.6
23,500		IBERIABANK Corp.	1,533,375	0.5
77,200		Keycorp	1,050,692	0.3
19,017		KKR & Co. L.P.	446,709	0.1
4,321		LaSalle Hotel Properties	157,933	0.1
92,700		Lexington Realty Trust	1,008,576	0.3
44,800		Lincoln National Corp.	2,465,792	0.8
29,900		LPL Financial Holdings, Inc.	1,455,831	0.5
68,100		Medical Properties Trust, Inc.	959,529	0.3
18,300		National General Holdings Corp.	342,759	0.1
67,700		Navient Corp.	1,214,538	0.4
21,000		OFG Bancorp	333,900	0.1
42,900		Omega Healthcare Investors, Inc.	1,616,043	0.5
14,900		PartnerRe Ltd.	1,664,181	0.5
52,700		Pennsylvania Real Estate Investment Trust	1,062,432	0.3
27,400		Plum Creek Timber Co., Inc.	1,113,262	0.4
73,600		RAIT Financial Trust	595,424	0.2
131,600		Regions Financial Corp.	1,335,740	0.4
53,095		Reinsurance Group of America, Inc.	4,405,823	1.4
11,100		SL Green Realty Corp.	1,213,785	0.4
67,700		SLM Corp.	599,822	0.2
5,071		STAG Industrial, Inc.	118,814	0.0
16,700		Stancorp Financial Group, Inc.	1,094,184	0.3
38,000		Starwood Property Trust, Inc.	906,300	0.3
78,100		Summit Hotel Properties, Inc.	855,195	0.3
70,600		Susquehanna Bancshares, Inc.	728,592	0.2
109,889		UnumProvident Corp.	3,985,674	1.3
39,800		Validus Holdings Ltd.	1,556,578	0.5
8,800	@	World Acceptance, Corp.	689,392	0.2
108,150	@	XL Group PLC	3,696,567	1.2
83,000		Zions Bancorp.	2,418,620	0.8
			86,514,521	27.5

		Health Care: 5.5%
18,000		Aetna, Inc.	1,478,340	0.5
160,528	@	Almirall SA	2,514,299	0.8
3,461		AmerisourceBergen Corp.	267,847	0.1
62,800	@	Brookdale Senior Living, Inc.	2,194,860	0.7
2,722	@	Centene Corp.	212,670	0.1
6,000		Chemed Corp.	633,660	0.2
10,600		Cigna Corp.	1,002,760	0.3
8,600	@	Laboratory Corp. of America Holdings	922,178	0.3
14,799	@	Mylan Laboratories	719,231	0.2
20,500		Ono Pharmaceutical Co., Ltd.	1,833,013	0.6
17,100		Quest Diagnostics	1,080,891	0.3
54,000		Select Medical Holdings Corp.	757,080	0.2
3,016		Teleflex, Inc.	330,192	0.1
25,900		Triple-S Management Corp.	495,726	0.2
7,260		UCB S.A.	702,778	0.2
4,789		Universal Health Services, Inc.	548,053	0.2
25,500		WellCare Health Plans, Inc.	1,679,430	0.5
			17,373,008	5.5

		Industrials: 10.8%
105,500	@	ACCO Brands Corp.	815,515	0.3
8,300		Aecom Technology Corp.	314,072	0.1
36,200		AGCO Corp.	1,768,008	0.6
5,916		Alaska Air Group, Inc.	274,148	0.1
57,100		Barnes Group, Inc.	1,955,104	0.6
32,900		Brink's Co.	900,802	0.3
5,550		Carlisle Cos., Inc.	460,095	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
20,100		Curtiss-Wright Corp.	$1,443,984	0.5
18,400	@	Esterline Technologies Corp.	2,157,032	0.7
39,300		Exelis, Inc.	675,567	0.2
6,136		Fluor Corp.	453,389	0.1
27,200	@	Generac Holdings, Inc.	1,265,344	0.4
45,300		Hawaiian Holdings, Inc.	706,680	0.2
9,146		Herman Miller, Inc.	271,819	0.1
18,500		Hubbell, Inc.	2,236,650	0.7
2,624	@	Kirby Corp.	313,017	0.1
10,300		L-3 Communications Holdings, Inc.	1,132,485	0.4
30,400	@	Moog, Inc.	2,155,360	0.7
12,300		MRC Global, Inc.	305,286	0.1
6,100	L	National Presto Industries, Inc.	399,489	0.1
56,300		Orbital Sciences Corp.	1,507,151	0.5
5,374		Owens Corning, Inc.	193,464	0.1
2,330		Parker Hannifin Corp.	269,115	0.1
23,400		Quad/Graphics, Inc.	524,394	0.2
10,950	@	Quanta Services, Inc.	397,923	0.1
47,000		Republic Airways Holdings, Inc.	477,050	0.1
48,786		Rexel SA	971,810	0.3
41,700		RR Donnelley & Sons Co.	736,839	0.2
6,056		Ryder System, Inc.	547,099	0.2
32,900	@	Sensata Technologies Holdings N.V.	1,617,693	0.5
8,244		Spirit Airlines, Inc.	580,295	0.2
3,800		Stanley Black & Decker, Inc.	347,700	0.1
14,750		Swift Transportation Co.	312,405	0.1
4,900		Teledyne Technologies, Inc.	475,643	0.1
21,200		Trinity Industries, Inc.	1,025,656	0.3
3,941		Triumph Group, Inc.	273,387	0.1
6,052		United Rentals, Inc.	712,018	0.2
13,285		Waste Connections, Inc.	651,762	0.2
30,300		Wesco International, Inc.	2,544,897	0.8
			34,170,147	10.8

		Information Technology: 13.8%
31,400	@	Amdocs Ltd.	1,478,940	0.5
90,500		Amkor Technology, Inc.	941,200	0.3
12,343	@	AOL, Inc.	533,464	0.2
43,300		ARRIS Group, Inc.	1,325,413	0.4
78,196	@	Arrow Electronics, Inc.	4,867,701	1.6
14,000	@	Avago Technologies Ltd.	1,149,260	0.4
61,000		Booz Allen Hamilton Holding Corp.	1,352,980	0.4
188,700		Brocade Communications Systems, Inc.	1,990,785	0.6
18,200	@	Check Point Software Technologies	1,292,564	0.4
6,157	@	Coherent, Inc.	396,942	0.1
22,700	L	Ebix, Inc.	350,488	0.1
25,200	@	Fabrinet	407,988	0.1
124,300	@	Flextronics International Ltd.	1,372,272	0.4
2,500	@	Freescale Semiconductor Holdings Ltd.	52,776	0.0
11,100		Harris Corp.	792,429	0.3
16,300	@	Integrated Device Technology, Inc.	268,135	0.1
8,750		Juniper Networks, Inc.	202,913	0.1
46,900	@	Kulicke & Soffa Industries, Inc.	688,961	0.2
54,800		Maxim Integrated Products	1,692,772	0.5
18,500		Mentor Graphics Corp.	403,485	0.1
6,965		Microchip Technology, Inc.	340,101	0.1
73,100	@	Microsemi Corp.	1,947,384	0.6
49,013	@	NXP Semiconductor NV	3,358,371	1.1
45,100	@	Omnivision Technologies, Inc.	1,222,661	0.4
14,806	@	Photronics, Inc.	130,737	0.0
47,272	@	RF Micro Devices, Inc.	589,482	0.2
37,300	@	Sanmina Corp.	875,804	0.3
17,300	@	Seagate Technology	1,082,634	0.3
34,487		Skyworks Solutions, Inc.	1,954,033	0.6
82,200		Symantec Corp.	1,995,816	0.6
38,500		Teradata Corp.	1,758,295	0.6
11,500	@	Unisys Corp.	269,215	0.1
42,400		Verint Systems, Inc.	2,125,512	0.7
20,800		Western Digital Corp.	2,142,608	0.7
163,000		Xerox Corp.	2,251,030	0.7
			43,605,151	13.8

		Materials: 8.4%
4,070		Ashland, Inc.	436,385	0.1
11,120		Avery Dennison Corp.	535,206	0.2
23,100		Axiall Corp.	960,498	0.3
57,800		Cabot Corp.	3,166,284	1.0
4,076		Carpenter Technology Corp.	223,080	0.1
58,000		Celanese Corp.	3,627,320	1.1
6,690		CF Industries Holdings, Inc.	1,723,812	0.5
27,163	@	Crown Holdings, Inc.	1,311,158	0.4
5,370		Cytec Industries, Inc.	553,325	0.2
22,000		Domtar Corp.	820,380	0.3
15,300		Eastman Chemical Co.	1,261,791	0.4
21,136	@	Ferro Corp.	284,913	0.1
42,300		Huntsman Corp.	1,137,447	0.4
84,900	@	Louisiana-Pacific Corp.	1,211,523	0.4
54,800	@	Methanex Corp.	3,661,736	1.2
71,806	@	Owens-Illinois, Inc.	2,210,907	0.7
11,800		Packaging Corp. of America	802,282	0.2
32,200		Rock-Tenn Co.	1,582,952	0.5
21,800		Schweitzer-Mauduit International, Inc.	933,912	0.3
			26,444,911	8.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: 0.5%
84,900	L	Iridium Communications, Inc.	$798,060	0.3
49,800	@	Premier Global Services, Inc.	655,866	0.2
			1,453,926	0.5

		Utilities: 8.1%
69,600		AES Corp.	1,056,528	0.3
13,100		Alliant Energy Corp.	766,219	0.2
33,200		American Electric Power Co., Inc.	1,782,840	0.6
16,997		Calpine Corp.	404,018	0.1
25,305		CMS Energy Corp.	772,815	0.2
46,800		Edison International	2,767,752	0.9
32,900		Entergy Corp.	2,546,789	0.8
45,500		Exelon Corp.	1,520,610	0.5
29,400		FirstEnergy Corp.	1,006,656	0.3
47,100		Great Plains Energy, Inc.	1,209,057	0.4
10,942		Laclede Group, Inc.	541,082	0.2
6,829		NorthWestern Corp.	329,704	0.1
69,400		Portland General Electric Co.	2,392,218	0.8
65,000		Public Service Enterprise Group, Inc.	2,430,350	0.8
37,700		SCANA Corp.	1,958,138	0.6
51,100		UGI Corp.	2,707,278	0.9
34,400		Westar Energy, Inc.	1,270,392	0.4
			25,462,446	8.1

	Total Common Stock
	(Cost $262,563,242)		310,834,704	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc(1): 1.7%
1,250,798	Bank of Nova Scotia, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $1,250,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,275,276, due 09/18/14-08/01/44)	1,250,798	0.4
263,317	Citigroup, Inc., Repurchase Agreement dated 08/29/14, 0.04%, due 09/02/14 (Repurchase Amount $263,318, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $268,583, due 02/15/15-02/15/44)	$263,317	0.1
1,250,798	Daiwa Capital Markets, Repurchase Agreement dated 08/29/14, 0.08%, due 09/02/14 (Repurchase Amount $1,250,809, collateralized by various U.S. Government Agency Obligations, 1.321%-8.000%, Market Value plus accrued interest $1,275,814, due 06/01/16-03/01/48)	1,250,798	0.4
1,250,798	HSBC Securities USA, Repurchase Agreement dated 08/29/14, 0.04%, due 09/02/14 (Repurchase Amount $1,250,803, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,275,814, due 10/15/14-07/15/32)	1,250,798	0.4
1,250,798	Nomura Securities, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $1,250,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,275,814, due 09/02/14-02/15/44)	1,250,798	0.4
		5,266,509	1.7

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,722,019	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,722,019)	$1,722,019	0.5

	Total Short-Term Investments
	(Cost $6,988,528)	6,988,528	2.2

	Total Investments in Securities (Cost $269,551,770)	$317,823,232	100.9
	Liabilities in Excess of Other Assets	(2,982,458)	(0.9)
	Net Assets	$314,840,774	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $270,205,595.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,787,882
Gross Unrealized Depreciation	(4,170,245)

Net Unrealized Appreciation	$47,617,637

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,507,649	$–	$–	$36,507,649
Consumer Staples	13,010,236	2,614,496	–	15,624,732
Energy	23,678,213	–	–	23,678,213
Financials	86,514,521	–	–	86,514,521
Health Care	12,322,918	5,050,090	–	17,373,008
Industrials	33,198,337	971,810	–	34,170,147
Information Technology	43,605,151	–	–	43,605,151
Materials	26,444,911	–	–	26,444,911
Telecommunication Services	1,453,926	–	–	1,453,926
Utilities	25,462,446	–	–	25,462,446
Total Common Stock	302,198,308	8,636,396	–	310,834,704
Short-Term Investments	1,722,019	5,266,509	–	6,988,528
Total Investments, at fair value	$303,920,327	$13,902,905	$–	$317,823,232

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 101.4%
	Consumer Discretionary: 1.4%
512,700	Hilton Worldwide Holdings, Inc.	$12,981,564	0.9
85,300	Starwood Hotels & Resorts Worldwide, Inc.	7,211,262	0.5
		20,192,826	1.4

	Financials: 100.0%
274,500	Alexandria Real Estate Equities, Inc.	21,701,970	1.5
2,631,810	American Realty Capital Properties, Inc.	34,634,620	2.4
190,600	American Residential Properties, Inc.	3,617,588	0.3
356,209	AvalonBay Communities, Inc.	54,891,807	3.9
819,000	BioMed Realty Trust, Inc.	18,386,550	1.3
405,782	Boston Properties, Inc.	49,270,050	3.5
868,000	Brandywine Realty Trust	13,905,360	1.0
237,400	Brixmor Property Group, Inc.	5,619,258	0.4
308,500	Camden Property Trust	23,088,140	1.6
243,200	Corrections Corp. of America	8,667,648	0.6
1,092,100	Cousins Properties, Inc.	13,858,749	1.0
943,678	CubeSmart	17,552,411	1.2
2,802,700	DCT Industrial Trust, Inc.	22,281,465	1.6
1,836,900	DDR Corp.	33,468,318	2.4
132,700	Digital Realty Trust, Inc.	8,658,675	0.6
889,600	Douglas Emmett, Inc.	25,415,872	1.8
1,635,500	Duke Realty Corp.	30,420,300	2.2
226,600	EPR Properties	12,895,806	0.9
1,183,639	Equity Residential	78,676,484	5.6
216,565	Essex Property Trust, Inc.	41,894,499	3.0
62,200	Federal Realty Investment Trust	7,761,316	0.6
1,596,542	General Growth Properties, Inc.	39,227,037	2.8
600,900	HCP, Inc.	26,036,997	1.8
932,200	Health Care Real Estate Investment Trust, Inc.	62,998,076	4.5
753,520	Healthcare Realty Trust, Inc.	18,807,859	1.3
801,700	Healthcare Trust of America, Inc.	9,981,165	0.7
310,400	Highwoods Properties, Inc.	13,207,520	0.9
3,041,555	Host Hotels & Resorts, Inc.	69,408,285	4.9
480,700	Kilroy Realty Corp.	30,404,275	2.1
740,223	Kimco Realty Corp.	17,387,838	1.2
1,471,500	Lexington Realty Trust	16,009,920	1.1
360,900	Liberty Property Trust	12,783,078	0.9
387,625	Macerich Co.	25,308,036	1.8
262,781	Pebblebrook Hotel Trust	10,180,136	0.7
314,800	Post Properties, Inc.	17,320,296	1.2
1,643,302	ProLogis, Inc.	67,276,784	4.8
269,202	Public Storage, Inc.	47,158,806	3.3
679,427	Ramco-Gershenson Properties	11,523,082	0.8
480,800	Regency Centers Corp.	27,472,912	1.9
740,379	Simon Property Group, Inc.	125,886,641	8.9
357,100	SL Green Realty Corp.	39,048,885	2.8
1,835,700	Spirit Realty Capital, Inc.	21,679,617	1.5
973,700	@ Strategic Hotel Capital, Inc.	11,567,556	0.8
269,640	Sun Communities, Inc.	14,460,793	1.0
1,135,400	Sunstone Hotel Investors, Inc.	16,542,778	1.2
155,600	Tanger Factory Outlet Centers, Inc.	5,431,996	0.4
189,510	Taubman Centers, Inc.	14,434,977	1.0
1,232,104	UDR, Inc.	36,864,552	2.6
329,057	Ventas, Inc.	21,645,370	1.5
512,604	Vornado Realty Trust	54,269,386	3.8
290,939	Washington Prime Group, Inc.	5,679,129	0.4
		1,416,670,668	100.0

	Total Common Stock
	(Cost $898,133,174)	1,436,863,494	101.4

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
37,839,687	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $37,839,687)	37,839,687	2.7

	Total Short-Term Investments
	(Cost $37,839,687)	37,839,687	2.7

	Total Investments in Securities (Cost $935,972,861)	$1,474,703,181	104.1
	Liabilities in Excess of Other Assets	(58,168,778)	(4.1)
	Net Assets	$1,416,534,403	100.0

††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

Voya Real Estate Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,041,743,618.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$540,203,308
Gross Unrealized Depreciation	(107,243,745)

Net Unrealized Appreciation	$432,959,563

REIT Diversification	Percentage of Net Assets
Retail REITs	21.8%
Residential REITs	21.6
Specialized REITs	15.0
Office REITs	14.1
Diversified REITs	13.6
Hotels, Resorts & Cruise Lines	8.3
Industrial REITs	7.0
Liabilities in Excess of Other Assets*	(1.4)
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,436,863,494	$–	$–	$1,436,863,494
Short-Term Investments	37,839,687	–	–	37,839,687
Total Investments, at fair value	$1,474,703,181	$–	$–	$1,474,703,181

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Consumer Discretionary: 16.7%
106,376		Arctic Cat, Inc.	$3,938,040	0.6
39,400	@	Bally Technologies, Inc.	3,124,026	0.5
104,767		Bright Horizons Family Solutions, Inc.	4,260,874	0.7
376,156		Callaway Golf Co.	2,862,547	0.5
136,400		Cheesecake Factory	6,131,180	1.0
87,200		Childrens Place Retail Stores, Inc.	4,687,872	0.8
129,196		Cinemark Holdings, Inc.	4,559,327	0.7
256,400		Dana Holding Corp.	5,956,172	1.0
135,488	@	Express, Inc.	2,349,362	0.4
177,700		Finish Line	5,265,251	0.8
9,500	@	Gildan Activewear, Inc.	544,445	0.1
113,777	@	Hibbett Sporting Goods, Inc.	5,168,889	0.8
165,078	@,L	Imax Corp.	4,575,962	0.7
76,500		Jack in the Box, Inc.	4,547,925	0.7
184,900		La Quinta Holdings, Inc.	3,651,775	0.6
86,019		Life Time Fitness, Inc.	3,965,476	0.6
180,802	@	LKQ Corp.	5,134,777	0.8
45,235	L	Lumber Liquidators	2,588,347	0.4
102,159		Monro Muffler, Inc.	5,286,728	0.9
223,800		Pier 1 Imports, Inc.	3,527,088	0.6
87,955		Pool Corp.	4,983,530	0.8
122,700	@	Sally Beauty Holdings, Inc.	3,420,876	0.6
237,930	L	Smith & Wesson Holding Corp.	2,633,885	0.4
64,063	@	Steiner Leisure Ltd.	2,723,959	0.4
97,858		Vail Resorts, Inc.	7,778,732	1.3
			103,667,045	16.7

		Consumer Staples: 1.9%
92,000		Casey's General Stores, Inc.	6,595,480	1.0
65,600		Elizabeth Arden, Inc.	1,121,760	0.2
212,625		Flowers Foods, Inc.	4,163,198	0.7
			11,880,438	1.9

		Energy: 4.4%
169,700		Bill Barrett Corp.	3,864,069	0.6
184,925		C&J Energy Services, Inc.	5,305,498	0.9
75,700		Carrizo Oil & Gas, Inc.	4,747,904	0.8
123,250	@	Energy XXI Bermuda Ltd.	2,033,625	0.3
294,700	@	Key Energy Services, Inc.	1,856,610	0.3
84,200		Rosetta Resources, Inc.	4,210,000	0.7
80,200	@	Unit Corp.	5,277,962	0.8
			27,295,668	4.4

		Financials: 10.6%
134,500		Colony Financial, Inc.	3,015,490	0.5
130,555		Coresite Realty Corp.	4,578,564	0.7
68,644		eHealth, Inc.	1,684,524	0.3
67,503		Evercore Partners, Inc.	3,458,178	0.5
127,187		Financial Engines, Inc.	4,562,198	0.7
126,200		First American Financial Corp.	3,577,770	0.6
82,772		MarketAxess Holdings, Inc.	4,876,926	0.8
431,700	@	MGIC Investment Corp.	3,639,231	0.6
124,390	@	Portfolio Recovery Associates, Inc.	7,069,084	1.1
62,900		ProAssurance Corp.	2,905,980	0.5
40,541		Signature Bank	4,802,487	0.8
38,100		Sovran Self Storage, Inc.	2,943,987	0.5
86,300		Springleaf Holdings, Inc.	2,872,064	0.5
47,979	@	SVB Financial Group	5,341,022	0.8
126,693		The Geo Group, Inc.	4,740,852	0.8
23,900		Virtus Investment Partners	5,346,191	0.9
			65,414,548	10.6

		Health Care: 17.9%
80,900		Acorda Therapeutics, Inc.	2,635,722	0.4
64,400	@	Air Methods Corp.	3,777,704	0.6
43,300	@	Alkermes PLC	1,936,809	0.3
20,009	@	Bio-Rad Laboratories, Inc.	2,406,282	0.4
30,834	@	Centene Corp.	2,409,060	0.4
78,000		Charles River Laboratories International, Inc.	4,609,800	0.7
57,644		Clovis Oncology, Inc.	2,741,549	0.4
30,600		Cubist Pharmaceuticals, Inc.	2,112,318	0.3
150,000		Cynosure, Inc.	3,379,500	0.6
103,330	@	Haemonetics Corp.	3,687,848	0.6
170,000	@	Halozyme Therapeutics, Inc.	1,615,000	0.3
197,766		Healthsouth Corp.	7,790,003	1.3
62,500		Impax Laboratories, Inc.	1,540,000	0.3
59,800		InterMune, Inc.	4,392,310	0.7
60,736		IPC The Hospitalist Co., Inc.	2,935,978	0.5
88,100		Isis Pharmaceuticals, Inc.	3,590,956	0.6
106,071		Luminex Corp.	1,999,438	0.3
153,500	@	Masimo Corp.	3,444,540	0.6
94,728		Medicines Co.	2,425,984	0.4
64,394		Mednax, Inc.	3,686,557	0.6
164,825	@	Merit Medical Systems, Inc.	2,061,961	0.3
66,013		Momenta Pharmaceuticals, Inc.	778,293	0.1
187,022	@	Nektar Therapeutics	2,666,934	0.4
17,911		Neogen Corp.	754,053	0.1
87,900		NPS Pharmaceuticals, Inc.	2,652,822	0.4
76,700		Omnicell, Inc.	2,159,105	0.4
110,700		Owens & Minor, Inc.	3,808,080	0.6

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
27,200		Pacira Pharmaceuticals, Inc./DE	$2,944,672	0.5
2,400		Puma Biotechnology, Inc.	625,224	0.1
50,800		Receptos, Inc.	2,598,420	0.4
13,300	@	Salix Pharmaceuticals Ltd.	2,116,163	0.3
41,400		Seattle Genetics, Inc.	1,822,014	0.3
85,246		Steris Corp.	4,798,497	0.8
66,900		Surgical Care Affiliates, Inc.	1,990,944	0.3
133,900		Team Health Holdings, Inc.	7,835,828	1.3
31,452	L	Theravance, Inc.	741,009	0.1
145,900	@	Thoratec Corp.	3,647,500	0.6
162,200	@,L	Vivus, Inc.	695,838	0.1
50,000		WellCare Health Plans, Inc.	3,293,000	0.5
			111,107,715	17.9

		Industrials: 14.3%
161,900		Actuant Corp.	5,460,887	0.9
59,000	@	Advisory Board Co.	2,926,400	0.5
71,500	@	Beacon Roofing Supply, Inc.	2,039,180	0.3
110,900		Clarcor, Inc.	7,009,989	1.1
4,037	@	Clean Harbors, Inc.	244,400	0.0
66,000		Corporate Executive Board Co.	4,350,720	0.7
84,600		EnPro Industries, Inc.	5,744,340	0.9
129,400		Gorman-Rupp Co.	4,015,282	0.7
214,556		Healthcare Services Group	5,863,815	0.9
115,677	@	HUB Group, Inc.	5,030,793	0.8
173,800		KAR Auction Services, Inc.	5,241,808	0.8
238,900		Knight Transportation, Inc.	6,056,115	1.0
62,200		Regal-Beloit Corp.	4,420,554	0.7
149,200		Simpson Manufacturing Co., Inc.	4,822,144	0.8
51,775		Teledyne Technologies, Inc.	5,025,799	0.8
85,500		Toro Co.	5,260,815	0.9
92,600		Waste Connections, Inc.	4,542,956	0.7
85,400		Watts Water Technologies, Inc.	5,404,966	0.9
102,500		Woodward Governor Co.	5,353,575	0.9
			88,814,538	14.3

		Information Technology: 24.6%
110,715		A10 Networks, Inc.	1,290,937	0.2
230,000		Adtran, Inc.	5,308,400	0.9
27,803	@	Ansys, Inc.	2,260,384	0.4
154,890	@	Aspen Technology, Inc.	6,364,430	1.0
233,709		Bankrate, Inc.	3,281,274	0.5
139,026		Blackbaud, Inc.	5,406,721	0.9
163,800		BroadSoft, Inc.	3,908,268	0.6
173,753		Cardtronics, Inc.	6,168,232	1.0
69,926	@	Coherent, Inc.	4,508,129	0.7
119,190		CommScope Holding Co., Inc.	3,070,335	0.5
103,600		Commvault Systems, Inc.	5,712,504	0.9
117,500		DealerTrack Holdings, Inc.	5,259,300	0.8
41,303		Faro Technologies, Inc.	2,395,987	0.4
68,400		Flir Systems, Inc.	2,311,236	0.4
213,375		Formfactor, Inc.	1,502,160	0.2
116,896		Guidewire Software, Inc.	5,324,613	0.9
122,608		Imperva, Inc.	3,569,119	0.6
143,600	@	Integrated Device Technology, Inc.	2,362,220	0.4
138,000		j2 Global, Inc.	7,376,100	1.2
37,900		Littelfuse, Inc.	3,483,389	0.6
202,200		LivePerson, Inc.	2,610,402	0.4
73,556		LogMeIn, Inc.	3,109,948	0.5
66,200	@	Micros Systems, Inc.	4,499,614	0.7
114,600		MKS Instruments, Inc.	3,889,524	0.6
94,700		Monolithic Power Systems, Inc.	4,524,766	0.7
140,094		National Instruments Corp.	4,644,116	0.7
87,596	@	Plexus Corp.	3,608,079	0.6
486,300	@	PMC - Sierra, Inc.	3,588,894	0.6
283,100	@	Polycom, Inc.	3,751,075	0.6
113,700		PROS Holdings, Inc.	2,909,583	0.5
258,300		Qlik Technologies, Inc.	7,291,809	1.2
178,420	@	Semtech Corp.	4,648,733	0.8
58,396	@	SYKES Enterprises, Inc.	1,222,812	0.2
129,000		Synchronoss Technologies, Inc.	5,697,930	0.9
46,500		Ultimate Software Group, Inc.	6,835,035	1.1
74,120		WEX, Inc.	8,423,738	1.4
			152,119,796	24.6

		Materials: 4.9%
157,700		Boise Cascade Co.	4,740,462	0.8
255,800		Commercial Metals Co.	4,420,224	0.7
68,600		Greif, Inc. - Class A	3,285,254	0.5
124,700		HB Fuller Co.	5,865,888	1.0
710,500		Hecla Mining Co.	2,323,335	0.4
83,121		Minerals Technologies, Inc.	5,205,037	0.8
106,047		Worthington Industries	4,288,541	0.7
			30,128,741	4.9

	Total Common Stock (Cost $514,920,929)		590,428,489	95.3

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
104,503	iShares Russell 2000 Growth Index Fund	$14,311,686	2.3

	Total Exchange-Traded Funds (Cost $12,330,776)	14,311,686	2.3

	Total Long-Term Investments (Cost $527,251,705)	604,740,175	97.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc(1): 1.8%
2,699,562	BNP Paribas Bank, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $2,699,580, collateralized by various U.S. Government Agency Obligations, 2.466%-5.761%, Market Value plus accrued interest $2,753,553, due 10/01/36-08/20/44)	2,699,562	0.4
2,699,562	Citigroup, Inc., Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $2,699,580, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,753,553, due 07/31/16-07/15/49)	2,699,562	0.4
2,699,562	HSBC Securities USA, Repurchase Agreement dated 08/29/14, 0.04%, due 09/02/14 (Repurchase Amount $2,699,574, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $2,753,554, due 10/15/14-07/15/32)	2,699,562	0.5
568,320	Millenium Fixed Income Ltd., Repurchase Agreement dated 08/29/14, 0.07%, due 09/02/14 (Repurchase Amount $568,324, collateralized by various U.S. Government Securities, 0.750%-2.250%, Market Value plus accrued interest $579,686, due 12/31/17-06/30/19)	$568,320	0.1
2,699,562	Royal Bank of Canada, Repurchase Agreement dated 08/29/14, 0.06%, due 09/02/14 (Repurchase Amount $2,699,580, collateralized by various U.S. Government Agency Obligations, 1.821%-10.000%, Market Value plus accrued interest $2,753,553, due 08/15/17-08/20/44)	2,699,562	0.4
		11,366,568	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
15,379,137	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $15,379,137)	15,379,137	2.5

	Total Short-Term Investments (Cost $26,745,705)	26,745,705	4.3

	Total Investments in Securities (Cost $553,997,410)	$631,485,880	101.9
	Liabilities in Excess of Other Assets	(12,012,572)	(1.9)
	Net Assets	$619,473,308	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of August 31, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $555,332,627.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$95,236,940
Gross Unrealized Depreciation	(19,083,687)

Net Unrealized Appreciation	$76,153,253

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$590,428,489	$–	$–	$590,428,489
Exchange-Traded Funds	14,311,686	–	–	14,311,686
Short-Term Investments	15,379,137	11,366,568	–	26,745,705
Total Investments, at fair value	$620,119,312	$11,366,568	$–	$631,485,880

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	October 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2014